Restricted Stock Units (Tables)	3 Months Ended
Mar. 31, 2022
Restricted Stock Units
Schedule of Restricted Stock Units

	Number of restricted stock units	Weighted average fair value per award
Balance, December 31, 2020	–	$–
Granted	1,325,000	0.16
Vested	(1,325,000)	0.16
Balance, December 31, 2021	–	–
Granted	650,000	0.13
Vested	(650,000)	0.13
Balance, March 31, 2022	–	–